CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
CONSOLIDATED STATEMENT OF CHANGES IN EQUITY
Net issuance cost of ("IPO")	$ 3,559,581